IVY FUNDS
Delaware Ivy Cash Management Fund
(formerly, Ivy Cash Management Fund)
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund
(formerly, Ivy ProShares Russell 2000 Dividend Growers Index Fund)
Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund
(formerly, Ivy ProShares Interest Rate Hedged High Yield Index Fund)
Delaware Ivy ProShares S&P 500 Bond
Index Fund
(formerly, Ivy ProShares S&P 500 Bond
Index Fund)
Delaware Ivy ProShares MSCI ACWI
Index Fund
(formerly, Ivy ProShares MSCI ACWI
Index Fund)

IVY VARIABLE INSURANCE PORTFOLIOS
Delaware Ivy VIP Government Money Market
(formerly, Ivy VIP Government Money Market)
Delaware Ivy VIP Global Bond
(formerly, Ivy VIP Global Bond)

(each, a “Fund” and together, the “Funds”)

Supplement to each Fund’s Statutory Prospectus and Statement of Additional Information

The Fund liquidations noted in supplements dated September 2021 and October 2021 have been temporarily suspended until a date to be announced in a future supplement.  Shareholders will receive at least 60 days’ notice of the new liquidation date. The dates that the Funds will be closed to new and existing shareholders remain the same as what was noted in the supplement dated October 1, 2021.

For Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund, Delaware Ivy ProShares S&P 500 Bond Index Fund, and Delaware Ivy ProShares MSCI ACWI Index Fund, ProShares Advisors LLC, the Funds’ current sub-advisor, will continue to sub-advise the Funds until the Fund liquidations.

Effective on or about November 15, 2021 (“Portfolio Manager Effective Date”), the portfolio manager teams of Delaware Ivy Cash Management Fund, Delaware Ivy VIP Government Money Market, and Delaware Ivy VIP Global Bond will change to new portfolio manager teams of the Funds’ investment manager, Delaware Management Company.

Delaware Ivy Cash Management Fund

On the Portfolio Manager Effective Date, Stephen Juszczyszyn and Kathleen Marnell Burst will serve as portfolio managers of the Fund.

Upon the Portfolio Manager Effective Date, the following replaces the information in the sections entitled “Investment Adviser” and “Portfolio Manager”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Stephen Juszczyszyn	Managing Director, Senior Portfolio Manager	November 2021
Kathleen Marnell Burst	Portfolio Manager	November 2021

Upon the Portfolio Manager Effective Date, the following replaces the information in the section entitled, “The Management of the Funds – Fund Management – Delaware Ivy Cash Management Fund”:

Delaware Ivy Cash Management Fund

Stephen M. Juszczyszyn and Kathleen (Marnell) Burst are responsible for the day-to-day portfolio management of Delaware Ivy Cash Management Fund.

Stephen M. Juszczyszyn Managing Director, Senior Portfolio Manager

Stephen M. Juszczyszyn is a senior portfolio manager for Macquarie Investment Management Fixed Income (MFI), with primary responsibility for portfolio construction and asset allocation of structured products strategies. He is responsible for research analysis, trading, and portfolio management for MFI’s structured products including mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) across all core, core plus, multi-sector, limited-term, and insurance strategies. He became head of structured products in February 2019. Juszczyszyn has more than 25 years of experience as a fixed income portfolio manager, trader, and analyst specializing in structured products and has been with the firm for more than 20 years. He rejoined Macquarie Investment Management in March 2007 as a vice president and senior structured products analyst / trader and previously worked at the firm from 1991 to 2001, leaving as a senior fixed income trader and assistant portfolio manager. Prior to rejoining the firm, he worked at Sovereign Bank Capital Markets as the director of fixed income trading. He earned his bachelor’s degree in finance from La Salle University and an MBA with a concentration in finance from Saint Joseph’s University.

Kathleen (Marnell) Burst Portfolio Manager
Kathleen Burst is a portfolio manager for Macquarie Investment Management Fixed Income (MFI), a role she assumed in June 2019. She is primarily responsible for short-term investments. Additionally, her responsibilities include executing trade strategies for the firm’s short-term trading desk, a role she has held since 1994. Previously, she spent seven years in the firm’s investment accounting and dealer services departments. She earned a Bachelor’s degree in accounting and management from La Salle University.
Delaware Ivy VIP Government Money Market

On the Portfolio Manager Effective Date, Stephen Juszczyszyn and Kathleen Marnell Burst will serve as portfolio managers of the Fund.

Upon the Portfolio Manager Effective Date, the following replaces the information in the sections entitled “Investment Adviser” and “Portfolio Manager”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Portfolio
Stephen Juszczyszyn	Managing Director, Senior Portfolio Manager	November 2021
Kathleen Marnell Burst	Portfolio Manager	November 2021

Upon the Portfolio Manager Effective Date, the following replaces the information in the section entitled, “The Management of the Portfolios – Portfolio Management – Delaware Ivy VIP Government Money Market”:

Delaware Ivy VIP Government Money Market

Stephen M. Juszczyszyn and Kathleen (Marnell) Burst are responsible for the day-to-day portfolio management of Delaware Ivy VIP Government Money Market.

Stephen M. Juszczyszyn Managing Director, Senior Portfolio Manager

Stephen M. Juszczyszyn is a senior portfolio manager for Macquarie Investment Management Fixed Income (MFI), with primary responsibility for portfolio construction and asset allocation of structured products strategies. He is responsible for research analysis, trading, and portfolio management for MFI’s structured products including mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) across all core, core plus, multi-sector, limited-term, and insurance strategies. He became head of structured products in February 2019. Juszczyszyn has more than 25 years of experience as a fixed income portfolio manager, trader, and analyst specializing in structured products and has been with the firm for more than 20 years. He rejoined Macquarie Investment Management in March 2007 as a vice president and senior structured products analyst / trader and previously worked at the firm from 1991 to 2001, leaving as a senior fixed income trader and assistant portfolio manager. Prior to rejoining the firm, he worked at Sovereign Bank Capital Markets as the director of fixed income trading. He earned his bachelor’s degree in finance from La Salle University and an MBA with a concentration in finance from Saint Joseph’s University.

Kathleen (Marnell) Burst Portfolio Manager
Kathleen Burst is a portfolio manager for Macquarie Investment Management Fixed Income (MFI), a role she assumed in June 2019. She is primarily responsible for short-term investments. Additionally, her responsibilities include executing trade strategies for the firm’s short-term trading desk, a role she has held since 1994. Previously, she spent seven years in the firm’s investment accounting and dealer services departments. She earned a Bachelor’s degree in accounting and management from La Salle University.
Delaware Ivy VIP Global Bond

On the Portfolio Manager Effective Date, Andrew Vonthethoff will serve as portfolio manager of the Fund.

Upon the Portfolio Manager Effective Date, the following replaces the information in the sections entitled “Investment Adviser” and “Portfolio Manager”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Portfolio
Andrew Vonthethoff, CFA	Senior Vice President, Senior Portfolio Manager	November 2021

Upon the Portfolio Manager Effective Date, the following replaces the information in the section entitled, “The Management of the Portfolios – Portfolio Management – Delaware Ivy VIP Global Bond”:

Delaware Ivy VIP Global Bond

Andrew Vonthethoff is responsible for the day-to-day portfolio management of Delaware Ivy VIP Global Bond.

Andrew Vonthethoff, CFA Senior Vice President, Senior Portfolio Manager

Andrew Vonthethoff is a portfolio manager for the Macquarie Investment Management Fixed Income (MFI) credit and multi-sector strategies. He is also a portfolio manager for the Macquarie Dynamic Bond Fund and Macquarie Income Opportunities Fund. Since transferring from the MFI quantitative and markets research team in 2010, Vonthethoff has been responsible for portfolio management, including global relative value, sector rotation, and security selection. Vonthethoff joined the firm in 2008 as a quantitative analyst, and was involved in building and maintaining financial models as well as providing general quantitative and systems support across MFI. Vonthethoff earned a Bachelor of Commerce (Actuarial Studies and Finance) from the University of New South Wales.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated October 19, 2021.